UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas P. Callahan
Title:  Chairman
Phone:  (713) 572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     4/27/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             101

Form 13F Information Table Value Total:  $      197,310
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Apple Computer Inc           COM            037833100     3995     6664 SH       SOLE                  6429      0    0
Abbott Laboratories          COM            002824100     4334    70712 SH       SOLE                 66951      0    0
Ace Limited                  COM            H0023R105     2860    39065 SH       SOLE                 37640      0    0
Accenture PLC CL A           COM            G1151C101     1732    26850 SH       SOLE                 25220      0    0
American Electric Techs      COM            025576109      314    62974 SH       SOLE                 49474      0    0
Allergan Inc                 COM            018490102      381     3992 SH       SOLE                  3492      0    0
Apache Corp                  COM            037411105     1430    14240 SH       SOLE                 13159      0    0
Anadarko Petroleum Corp      COM            032511107      818    10441 SH       SOLE                 10008      0    0
Avon Products Inc            COM            054303102      503    25957 SH       SOLE                 25957      0    0
American Express Company     COM            025816109     2884    49837 SH       SOLE                 49187      0    0
Brookfield Asset Mgmt        COM            112585104     2084    66024 SH       SOLE                 62609      0    0
Baxter International Inc     COM            071813109      962    16085 SH       SOLE                 14985      0    0
Bard C R Incorporated        COM            067383109     1621    16420 SH       SOLE                 15885      0    0
Bunge Limited                COM            G16962105     1213    17717 SH       SOLE                 16917      0    0
Bhp Billiton Ltd Adr         COM            088606108     2594    35829 SH       SOLE                 34801      0    0
Brookfield Infra Ptnrs       COM            G16252101     3029    95847 SH       SOLE                 91997      0    0
Bank Of Nova Scotia          COM            064149107     3054    54500 SH       SOLE                 52575      0    0
Berkshire Hathaway Cl B      COM            084670702     2758    33985 SH       SOLE                 33085      0    0
Peabody Energy Corp          COM            704549104     1575    54401 SH       SOLE                 52694      0    0
Caterpillar Inc              COM            149123101     4295    40326 SH       SOLE                 38641      0    0
Cullen Frost Bankers         COM            229899109     1908    32783 SH       SOLE                 32578      0    0
C H Robinson Worldwd New     COM            12541W209      522     7968 SH       SOLE                  7543      0    0
Core Laboratories N V        COM            N22717107     1619    12305 SH       SOLE                 11655      0    0
Cliffs Natural Resources Inc COM            18683K101     1084    15649 SH       SOLE                 14774      0    0
Clorox Company               COM            189054109      557     8100 SH       SOLE                  8100      0    0
Compass Minerals Intl        COM            20451N101      430     6000 SH       SOLE                  6000      0    0
Canadian Natl Ry Co          COM            136375102     2314    29137 SH       SOLE                 28185      0    0
Consol Energy Inc            COM            20854P109      280     8203 SH       SOLE                  7453      0    0
Cisco Systems Inc            COM            17275R102     2605   123165 SH       SOLE                119603      0    0
C V S Caremark Corp          COM            126650100     2463    54967 SH       SOLE                 52867      0    0
Chevron Corp                 COM            166764100     3541    33025 SH       SOLE                 31967      0    0
Cypress Semiconductor        COM            232806109      391    25040 SH       SOLE                 24465      0    0
Dominion Res Inc Va New      COM            25746U109     3220    62882 SH       SOLE                 60782      0    0
Du Pont E I De Nemour&Co     COM            263534109     2646    50012 SH       SOLE                 48275      0    0
Diageo Plc New Adr           COM            25243Q205     3086    31977 SH       SOLE                 31497      0    0
Discover Financial Svcs      COM            254709108     2334    70000 SH       SOLE                 70000      0    0
Danaher Corp Del             COM            235851102      269     4795 SH       SOLE                  4795      0    0
Disney Walt Hldg Co          COM            254687106     2437    55661 SH       SOLE                 54436      0    0
E M C Corp Mass              COM            268648102     2103    70377 SH       SOLE                 67692      0    0
Emerson Electric Co          COM            291011104     2610    50014 SH       SOLE                 48314      0    0
Enterprise Prd Prtnrs Lp     COM            293792107      419     8299 SH       SOLE                  8299      0    0
Express Scripts Inc          COM            30219G108     2782    51352 SH       SOLE                 49532      0    0
Fiserv Inc                   COM            337738108     1992    28710 SH       SOLE                 27780      0    0
General Dynamics Corp        COM            369550108      660     9000 SH       SOLE                  9000      0    0
General Electric Company     COM            369604103     3877   193198 SH       SOLE                185092      0    0
Graco Incorporated           COM            384109104      212     4000 SH       SOLE                  4000      0    0
Gilead Sciences Inc          COM            375558103      564    11550 SH       SOLE                 11400      0    0
General Mills Inc            COM            370334104     2932    74313 SH       SOLE                 70749      0    0
Google Inc Class A           COM            38259P508     2030     3165 SH       SOLE                  3080      0    0
Harris Corporation           COM            413875105      435     9645 SH       SOLE                  8756      0    0
Intl Business Machines       COM            459200101     4788    22947 SH       SOLE                 22122      0    0
Intel Corp                   COM            458140100     4979   177079 SH       SOLE                168538      0    0
Johnson & Johnson            COM            478160104     4839    73358 SH       SOLE                 70696      0    0
J. P. Morgan Chase & Co.     COM            46625H100     3060    66553 SH       SOLE                 63129      0    0
Nordstrom Inc                COM            655664100     1252    22462 SH       SOLE                 20287      0    0
Kirby Corporation            COM            497266106      863    13120 SH       SOLE                 11870      0    0
Kinder Morgan Inc            COM            49456B101     5032   130188 SH       SOLE                123729      0    0
Kinder Morgan Mgmt Llc       COM            49455U100      685     9185 SH       SOLE                  7896      0    0
Coca Cola Company            COM            191216100     1396    18865 SH       SOLE                 17926      0    0
Lowes Companies Inc          COM            548661107      422    13463 SH       SOLE                 13238      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Mc Donalds Corp              COM            580135101     5155    52547 SH       SOLE                 50068      0    0
Altria Group Inc.            COM            02209S103      236     7647 SH       SOLE                  7310      0    0
Monsanto Co New Del          COM            61166W101      983    12319 SH       SOLE                 11994      0    0
Microsoft Corp               COM            594918104      982    30444 SH       SOLE                 29344      0    0
NextEra Energy, Inc          COM            65339F101     2902    47504 SH       SOLE                 45465      0    0
Nike Inc Class B             COM            654106103     3591    33111 SH       SOLE                 32336      0    0
Northern TRUST Corp          COM            665859104      459     9663 SH       SOLE                  8913      0    0
Oracle Corporation           COM            68389X105     3033   104000 SH       SOLE                100481      0    0
Paychex Inc                  COM            704326107     1495    48233 SH       SOLE                 47033      0    0
Pepsico Incorporated         COM            713448108     2880    43399 SH       SOLE                 41599      0    0
Petsmart Inc                 COM            716768106     3217    56219 SH       SOLE                 53938      0    0
Pfizer Incorporated          COM            717081103     3991   176262 SH       SOLE                169080      0    0
Procter & Gamble Co          COM            742718109     4455    66283 SH       SOLE                 63653      0    0
Polaris Industries Inc       COM            731068102     1391    19275 SH       SOLE                 17533      0    0
Philip Morris Intl Inc       COM            718172109      510     5760 SH       SOLE                  5500      0    0
Regions Financial Cp New     COM            7591EP100       94    14250 SH       SOLE                 14250      0    0
Raytheon Company New         COM            755111507      274     5200 SH       SOLE                  5200      0    0
Scana Corporation New        COM            80589M102     2738    60026 SH       SOLE                 57769      0    0
Sch St US Trsr Etf           ETF            808524862     4178    82868 SH       SOLE                 82868      0    0
Sch US Tips Etf              ETF            808524870     3773    67430 SH       SOLE                 67229      0    0
Service Corp Intl            COM            817565104      416    36926 SH       SOLE                 36576      0    0
Ishares 1-3 yr T-Bond        ETF            464287457      498     5902 SH       SOLE                  5251      0    0
Synovus Financial Corp       COM            87161C105       47    23000 SH       SOLE                 23000      0    0
Stericycle Inc               COM            858912108      578     6915 SH       SOLE                  6585      0    0
Sysco Corporation            COM            871829107     1434    48021 SH       SOLE                 44696      0    0
A T & T Corp                 COM            00206R102     3890   124555 SH       SOLE                120194      0    0
Target Corporation           COM            87612E106      318     5453 SH       SOLE                  4888      0    0
Thomson Reuters Corp         COM            884903105     1040    36000 SH       SOLE                 36000      0    0
Telus Corp Non Vtg           COM            87971M202     2432    42789 SH       SOLE                 40380      0    0
United Healthcare Cor        COM            91324P102      432     7325 SH       SOLE                  6825      0    0
Union Pacific Corp           COM            907818108     2083    19383 SH       SOLE                 18648      0    0
U S Bancorp Del New          COM            902973304      792    25000 SH       SOLE                 25000      0    0
Vanguard Corp Bond Etf       ETF            92206C870      547     6533 SH       SOLE                  6533      0    0
Vanguard Emerging Market     COM            922042858      698    16057 SH       SOLE                 14122      0    0
Wells Fargo & Co New         COM            949746101      684    20039 SH       SOLE                 19589      0    0
Weatherford Intl Ltd         COM            H27013103      252    16725 SH       SOLE                 14820      0    0
Wal-Mart Stores Inc          COM            931142103     3925    64133 SH       SOLE                 61949      0    0
Weingarten Rlty Invs Sbi     COM            948741103     1972    74610 SH       SOLE                 72160      0    0
Western Union Company        COM            959802109      246    14000 SH       SOLE                 14000      0    0
Exxon Mobil Corporation      COM            30231G102     6311    72765 SH       SOLE                 67851      0    0
Xerox Corp                   COM            984121103      304    37622 SH       SOLE                 37622      0    0